CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (711,801)	$ (231,193)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	13,063	91
Changes in operating assets and liabilities:
Receivables	(2,316)	0
Prepaid expense	34,929	(62,089)
Inventory	(67,144)	0
Due from related parties	(30,397)	(399,251)
Lease security deposit	(3,425)	(83,386)
Accounts payable and accrued expenses	101,175	0
Customer deposits	11,028	0
Advances from prospective customers/distributors	757,896	0
Due to related parties	(1,901)	93,707
Net cash provided by (used in) operating activities	101,107	(682,121)
Cash flows from investing activities:
Purchases of property and equipment	(42,556)	(36,983)
Purchases of intangible assets	(54,912)	0
Net cash used in investing activities	(97,468)	(36,983)
Cash flows from financing activities:
Capital Contributions to Yubo Beijing	634,756	723,861
Sale of ordinary shares on September 11, 2020	750,000	0
Net cash provided by financing activities	1,384,756	723,861
Effect of exchange rate changes	(7,133)	(3,640)
Net increase (decrease) in cash	1,381,262	1,117
Cash at beginning of period	1,262	145
Cash at end of period	1,382,525	1,262
Supplemental Cash Flow Information:
Income taxes paid	0	0
Interest paid	0	0
Non-cash Investing Activities:
Operating lease right of use asset acquired	$ 0	$ 688,631